Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange gains (losses), net	$ (355,255)		$ (154,993)	$ 93,104
Reimbursement of ADSs service charge	2,101		4,292	13,269
Gain on valuation of financial assets at fair value through profit or loss	24,015		1,317	1,485
Others	5,872		970	6,851
Total	$ (323,267)	$ (11,512)	$ (148,414)	$ 114,709